File No. 333-129005

                                         Filed pursuant to Rule 497(e) under the
                                           Securities Act of 1933



                                                                   April 1, 2009


    Supplement to the December 31, 2008 Class A, Class B and Class C Shares
        Prospectus and Class Y Shares Prospectus, as may be amended, for

                           Pioneer Research Value Fund

Effective April 1, 2009, Pioneer Research Value Fund will be renamed Pioneer Disciplined Value Fund. All references to Pioneer Research Value Fund throughout this prospectus should be replaced with Pioneer Disciplined Value Fund.




                                                                   22974-00-0309
                                        (C) 2009 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC